Inventory	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventory

Note 12 Inventory

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Finished goods	322	333
Work in progress	76	85
Provision	(18)	(15)
Total inventory	380	403

The total amount of inventory subsequently recognized as an expense in cost of revenues was $2,910 million and $2,689 million for 2017 and 2016, respectively.